DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 9,449	$ 3,748
Liability Derivatives - Fair Value	1,294	2,293
Interest expense	(75,108)	(59,840)	$ (45,511)
Realized gain (loss)	6,700	1,851	3,363
Gain (loss) on derivatives	11,165	145	(675)
Interest Rate Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	5,424	2,864
Liability Derivatives - Fair Value	0	1,914
Interest expense	(1,089)	(1,705)	(1,807)
Unrealized fair value gain (loss)	4,474	1,225	(38)
Currency Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	0	83
Liability Derivatives - Fair Value	536	66
Unrealized fair value gain (loss)	(59)	25	(27)
Realized gain (loss)	(494)	204	(3)
Bunker derivatives [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	433	801
Liability Derivatives - Fair Value	758	313
Unrealized fair value gain (loss)	(708)	291	2,676
Realized gain (loss)	1,584	622	(1,518)
Forward Freight Agreements [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	3,592	0	0
Realized gain (loss)	$ 1,687	$ (517)	$ 42